NOTE 12. STOCK-BASED COMPENSATION (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Exercise Price Per Share, minimum	$ 9.50
Exercise Price Per Share, maximum	$ 28.00
Options Outstanding, Ending	2,159,042	1,514,056	1,515,376
Weighted Average Fair Value	$ 5.80
Weighted Average Remaining Life (Years)	5 years 9 months 4 days	5 years 18 days	6 years 18 days
Options Exercisable, Ending	1,514,056
Weighted Average Exercise Price	$ 12.37